Additional disclosure requirements - Schedule of preference shares and preferred securities by issuer (Details) € in Millions, £ in Millions, $ in Millions		6 Months Ended
	May 12, 2021	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 GBP (£)	Jun. 30, 2022 USD ($)
Santander UK plc, October 1995 | Preference shares
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | £			£ 80.3
Interest rate		10.375%	10.375%	10.375%
Santander UK plc, February 1996 | Preference shares
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | £			£ 80.3
Interest rate		10.375%	10.375%	10.375%
Banco Santander, S.A., September 2017
Disclosure of detailed information about financial instruments [line items]
Initial interest rate term		6 years
Reference rate		5-year Mid-Swap Rate
Banco Santander, S.A., September 2017 | Preferred securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount		€ 1,000.0
Interest rate		5.25%	5.25%	5.25%
Adjustment to reference rate, after initial interest rate period		4.999%	4.999%	4.999%
Banco Santander, S.A., March 2018
Disclosure of detailed information about financial instruments [line items]
Initial interest rate term		7 years
Reference rate		Mid-Swap Rate
Banco Santander, S.A., March 2018 | Preferred securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount		€ 1,500.0
Interest rate		4.75%	4.75%	4.75%
Adjustment to reference rate, after initial interest rate period		4.097%	4.097%	4.097%
Banco Santander, S.A., February 2019
Disclosure of detailed information about financial instruments [line items]
Initial interest rate term		5 years
Reference rate		Mid-Swap Rate
Reprice term		5 years
Banco Santander, S.A., February 2019 | Preferred securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | $				$ 1,200.0
Interest rate		7.50%	7.50%	7.50%
Adjustment to reference rate, after initial interest rate period		4.989%	4.989%	4.989%
Banco Santander, S.A., January 2020
Disclosure of detailed information about financial instruments [line items]
Initial interest rate term		6 years
Reference rate		5-year Mid-Swap Rate
Reprice term		5 years
Banco Santander, S.A., January 2020 | Preferred securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount		€ 1,500.0
Interest rate		4.375%	4.375%	4.375%
Adjustment to reference rate, after initial interest rate period		4.534%	4.534%	4.534%
Banco Santander, S.A., May 2021 | US Dollar
Disclosure of detailed information about financial instruments [line items]
Interest rate	4.75%
Initial interest rate term	6 years	6 years
Adjustment to reference rate, after initial interest rate period	3.753%
Reference rate	5-year UST	5-year UST
Reprice term	5 years	5 years
Banco Santander, S.A., May 2021 | Euro
Disclosure of detailed information about financial instruments [line items]
Interest rate	4.125%
Initial interest rate term	7 years	7 years
Adjustment to reference rate, after initial interest rate period	4.311%
Reference rate	5-year Euro mid-swap	5-year Euro mid-swap
Reprice term	5 years	5 years
Banco Santander, S.A., May 2021 | Preferred securities | US Dollar
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | $				$ 1,000.0
Interest rate		4.75%	4.75%	4.75%
Adjustment to reference rate, after initial interest rate period		3.753%	3.753%	3.753%
Banco Santander, S.A., May 2021 | Preferred securities | Euro
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount		€ 750.0
Interest rate		4.125%	4.125%	4.125%
Adjustment to reference rate, after initial interest rate period		4.311%	4.311%	4.311%
Banco Santander, S.A., September 2021
Disclosure of detailed information about financial instruments [line items]
Initial interest rate term		8 years
Reference rate		5-year Mid-Swap Rate.
Reprice term		5 years
Banco Santander, S.A., September 2021 | Preferred securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount		€ 1,000.0
Interest rate		3.625%	3.625%	3.625%
Adjustment to reference rate, after initial interest rate period		3.76%	3.76%	3.76%
Santander Finance Preferred, S.A. (Unipersonal), September 2004 | Preferred securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount		€ 144.0
Santander Finance Preferred, S.A. (Unipersonal), September 2004 | CMS 10 interest rate | Preferred securities
Disclosure of detailed information about financial instruments [line items]
Interest rate		8.00%	8.00%	8.00%
Variable interest rate		0.05%	0.05%	0.05%